Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 4, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Equity-Related Strategy Funds Prospectus, Municipal Value Funds Prospectus, and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from that contained in Post-Effective Amendment No. 341, which was filed on July 29, 2021 and (ii) the text of Post-Effective Amendment No. 341 was filed electronically on July 29, 2021.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan Leshaw Stephen Forster Zvi Dubitzky Timothy Bekkers Douglas P. Dick